Intangible Assets - Additional Information (Details) - USD ($) $ in Millions				12 Months Ended
	Nov. 22, 2024	Nov. 01, 2024	Mar. 18, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization expense				$ 2.6	$ 2.2
Water Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period				10 years 10 months 24 days	12 years 9 months 18 days
Surface Use Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period				10 years 10 months 24 days	12 years 9 months 18 days
Lea County Asset Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Purchase consideration of surface use agreement	$ 5.1		$ 0.5
Surface use agreement amortized over a term	15 years		30 years
Winkler County Asset Acquisition
Finite-Lived Intangible Assets [Line Items]
Purchase consideration of surface use agreement		$ 13.6
Surface use agreement amortized over a term		7 years